UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Management Company, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated:  August 15, 2000



Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     44

Form 13F Information Table Value Total:     $578,830
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE



                                                        Value     Shares/   Sh/   Put/  Invstmt   Other     Voting Authority
    Name of Issuer     Title of Class      CUSIP      (x$1000)    PrnAmt    Prn   Call  Discretn  Managers   Sole  Shared None



ACTEL CORP                   COM        004934105       4,526      99,200    SH           SOLE              99,200
ALLEGIANT PHYSICIAN SRVCS    COM        01747R106           4     347,343    SH           SOLE             347,343
ALTERA CORP                  COM        021441100       3,045      29,870    SH           SOLE              29,870
AMKOR TECHNOLOGY INC         COM        031652100         558         875          PUT    SOLE                 875
AVANT IMMUNOTHERAPTICS INC   COM        053491106       6,139     581,237    SH           SOLE             581,237
BELLWETHER EXPL CO           COM        079895207      10,838   1,303,690    SH           SOLE           1,303,690
BIOTRANSPLANT INC            COM        09066Y107       6,851     711,820    SH           SOLE             711,820
CAPSTONE TURBINE CORP        COM        14067D102     284,786   6,319,798    SH           SOLE           6,319,798
CITRIX SYSTEMS               COM        177376100         285         400          PUT    SOLE                 400
COMMERCE ONE, INC DEL        COM        200693109      58,817   1,296,238    SH           SOLE           1,296,238
COPPER MTN NETWORKS INC      COM        217510106         361       4,094    SH           SOLE               4,094
CORNING INC                  COM        219350105       4,580      17,000    SH           SOLE              17,000
CYBERONICS, INC              COM        23251P102      14,894   1,241,166    SH           SOLE           1,241,166
DIACRIN INC                  COM        25243N103      13,347   1,694,867    SH           SOLE           1,694,867
DIVERSA CORP                 COM        255064107      80,981   2,444,712    SH           SOLE           2,444,712
E MACHINES INC               COM        29076P102       2,105     783,195    SH           SOLE             783,195
GENZYME CORP                 COM        372917401         404      76,973    SH           SOLE              76,973
GENZYME MOLECULAR ONCOLOGY   COM        372917500       1,600     115,360    SH           SOLE             115,360
HUMAN GENOME SCIENCES INC    COM        444903108       1,523      11,418    SH           SOLE              11,418
INFOSPACE INC                COM        45678T102         837      15,150    SH           SOLE              15,150
IVILLAGE INC                 COM        46588H105      14,065   1,666,905    SH           SOLE           1,666,905
JABIL CIRCUIT INC            COM        466313953       3,910      78,800    SH           SOLE              78,800
JDS UNIPHASE CORP            COM        46612J101       3,980      33,200    SH           SOLE              33,200
JUNIPER NETWORKS, INC        COM        48203R104       1,143       7,849    SH           SOLE               7,849
MAGAININ PHARMACTCALS INC    COM        559036108       1,623     350,996    SH           SOLE             350,996
MEMBERWORKS, INC             COM        586002107       4,208     125,149    SH           SOLE             125,149
MUSICMAKER COM INC           COM        62757C108       3,222   1,663,140    SH           SOLE           1,663,140
NET PERCEPTIONS INC          COM        64107U101       2,018     127,145    SH           SOLE             127,145
NOKIA CORP              SPONSORED ADR   654902204       3,088      61,150    SH           SOLE              61,150
ONESOURCE INFO SVCS INC      COM        68272J106         619      82,500    SH           SOLE              82,500
ORACLE CORP                  COM        683894105       4,014      47,750    SH           SOLE              47,750
PAIRGAIN TECHNOLOGIES INC    COM        695934109       3,949     115,500    SH           SOLE             115,500
PRT GROUP INC                COM        693579104       1,252   1,112,520    SH           SOLE           1,112,520
QUINTELES TRANSNATNL CORP    COM        748767100         380      26,900    SH           SOLE              26,900
SDL INC                      COM        784076901       4,335      15,200    SH           SOLE              15,200
SHIRE PHARMACEUTICALS   SPONSORED ADR   82481R106       2,334      45,000    SH           SOLE              45,000
SIEBEL SYS INC               COM        826170102       4,658      28,480    SH           SOLE              28,480
SYCAMORE NETWORKS INC        COM        871206108       4,007      36,300    SH           SOLE              36,300
VERITAS SOFTWARE CO          COM        923436109       3,164      28,000    SH           SOLE              28,000
VIA NET WRKS INC             COM        925912107       8,029     520,127    SH           SOLE             520,127
VIANT CORP                   COM        92553N107         923      31,147    SH           SOLE              31,147
VIROPHARMA INC               COM        928241108       2,322     187,254    SH           SOLE             187,254
VISTA INFO SOLUTIONS         COM        928365204       1,368     643,630    SH           SOLE             643,630
XIRCOM INC                   COM        983922105       3,738      78,700    SH           SOLE              78,700





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